Document and Entity Information	Dec. 20, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001304464
Document Type	8-K
Document Period End Date	Dec. 20, 2021
Entity Registrant Name	CRESTWOOD MIDSTREAM PARTNERS LP
Entity Incorporation State Country Code	DE
Entity File Number	001-35377
Entity Tax Identification Number	20-1647837
Entity Address, Address Line One	811 Main Street
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(832)
Local Phone Number	519-2200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common units representing limited partner interests
Trading Symbol	CEQP
Security Exchange Name	NYSE
Preferred Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Units representing limited partner interests
Trading Symbol	CEQP-P
Security Exchange Name	NYSE